Fair Value Measurements - Additional Information (Detail) - Measurement Input, Discount Rate	Dec. 31, 2020	Mar. 31, 2020
Minimum
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Business combination, contingent consideration, liability, measurement input	0.080
Minimum | StepStone Group LP
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Business combination, contingent consideration, liability, measurement input		0.080
Maximum
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Business combination, contingent consideration, liability, measurement input	0.104
Maximum | StepStone Group LP
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Business combination, contingent consideration, liability, measurement input		0.130